Capital Management - Summary of Reconciliation of Net Operating Profit (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Times	Dec. 31, 2017 USD ($) Times	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 2,011.6	$ 1,781.5
Less: Cash and cash equivalents	399.7	479.0	$ 526.7	$ 440.0
Net debt	1,611.9	1,302.5
Adjusted EBITDA	$ 1,111.6	$ 1,263.7
Net debt to adjusted EBITDA | Times	1.45	1.03
Reconciliation of (loss)/profit for the year to adjusted EBITDA:
(Loss)/profit for the year	$ (344.8)	$ (7.7)	169.1
Mining and income taxation from continuing operations	(65.9)	173.2	189.5
Mining and income taxation from discontinued operations	0.0	(1.4)
Royalties	62.5	62.0	78.4
Finance expense from continuing operations	88.0	81.3	78.1
Investment income from continuing operations	(7.8)	(5.6)	(8.3)
Gain on financial instruments from continuing operations	(21.0)	(34.4)
Foreign exchange loss from continuing operations	(6.4)	3.5	6.4
Amortisation and depreciation	668.4	748.1	671.4
Share-based payments from continuing operations	37.5	26.8	14.0
Long-term incentive plan from continuing operations	1.1	5.0	10.5
Restructuring costs from continuing operations	113.9	9.2	11.7
Silicosis settlement costs from continuing operations	(4.5)	30.2	0.0
Impairment, net of reversal of impairment of investments and assets from continuing operations	520.3	200.2	76.5
Profit on disposal of assets from continuing operations	51.6	(4.0)	(48.0)
Gain on sale of discontinued operation, net of taxation	0.0	(16.4)
Share of results of equity accounted investees, net of taxation	13.1	1.3	2.3
Rehabilitation income from continuing operations	(0.9)	(13.5)	(9.7)
Realised gain on derivative contracts	53.8	0.0
Gain on acquisition of Asanko	(51.8)	0.0	0.0
Other	4.5	1.3
Adjusted EBITDA	1,111.6	1,263.7
Discontinued operations [member]
Reconciliation of (loss)/profit for the year to adjusted EBITDA:
Royalties	0.0	1.1
Amortisation and depreciation	$ 0.0	3.5
Share-based payments from continuing operations		$ 0.6	$ 0.4